Vessels (Tables)	6 Months Ended
Jun. 30, 2013
Vessels [Abstract]
Schedule of vessels
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2013	532,121	(79,095)	453,026
- Depreciation	-	(9,708)	(9,708)
- Vessels sold	(13,201)	2,152	(11,049)
Balance, June 30, 2013	518,920	(86,651)	432,269